Merger - Allocation of Purchase Price for Merger (Detail) - USD ($) $ in Thousands	Sep. 18, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Calculated Fair Value of Liabilities Assumed
Operating Lease Liabilities		$ 4,513	$ 4,680	$ 370
Goodwill From the Merger			$ 35,842	$ 2,333	$ 2,333
GNB Financial Services Inc [Member]
Business Acquisition [Line Items]
Total Consideration in the Merger	$ 71,473
Calculated Fair Value of Liabilities Assumed
Subordinated debt	(765)
Net Assets Acquired	37,965
Goodwill From the Merger	33,508
GNB Financial Services Inc [Member] | Subject to Change [Member]
Business Acquisition [Line Items]
Total Consideration in the Merger	71,473
Calculated Fair Value of Assets Acquired
Cash and cash equivalents	49,962
Securities available for sale	3,111
Loans	415,905
Premises and equipment	2,087
Right-of-Use Asset	4,544
Intangible assets	1,246
Investment in bank owned life insurance	4,784
Deferred taxes	3,675
Other assets	4,394
Total Assets Acquired	489,708
Calculated Fair Value of Liabilities Assumed
Deposits	391,160
Long term borrowings	33,034
Subordinated debt	20,740
Operating Lease Liabilities	4,544
Other liabilities	2,265
Total Liabilities Assumed	451,743
Net Assets Acquired	37,965
Goodwill From the Merger	$ 33,508